Income Tax - Summary of Current and Deferred Tax (Expenses) Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Current year			$ (86)
Uncertain tax positions	$ (110)	$ (74)	(76)
Total current income tax expense	(110)	(74)	(162)
Deferred income tax (expense) benefit
Origination and reversal of temporary differences	(58)	1,960
Total deferred income tax (expense) benefit	(58)	1,960
Total income tax (expense) benefit	$ (168)	$ 1,886	$ (162)